Shareholders’ equity and reserves	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Shareholders’ equity and reserves

4.	Shareholders’ equity and reserves

The authorized share capital of the Company consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value. All issued shares are fully paid.

Transactions for the issuance of share capital for the three months ended March 31, 2026:

•	In March 2026, the Company issued 10,101 common shares at $0.59 each in exchange for exploration related services on the Oneman Lake and Laird Lake projects (Note 3).

•	In March 2026, the Company issued 4,242,429 common shares at $0.54 each for the acquisition of Last Bounty Gold Corp., in relation to the acquisition of the Forester Gold project (Note 3).

Transactions for the issuance of share capital for the three months ended March 31, 2025:

•	There were no transactions for the issuance of share capital during the three months ended March 31, 2025.

Stock options

The Company adopted its 2020 Equity Incentive Plan (the “Plan”) which became effective in January 2021. Under the Plan, the Company is authorized to issue up to 1,010,101 (10 million pre-consolidation) common shares pursuant to grants and the exercise of rights under the Plan. Effective March 10, 2021, the Corporation adopted a deferred compensation and equity award plan (the “Deferred Compensation Plan”). Restricted share units awarded pursuant to the Deferred Compensation Plan shall vest in the manner determined by the Board with respect to such award. Restricted share units have no voting rights, and no amount due or payable under the Deferred Compensation Plan or any interest in the Deferred Compensation Plan, shall be subject in any manner to alienation, sale, transfer, assignment, pledge, attachment, garnishment, lien, levy or like encumbrance.

A summary of the Company’s stock options as at March 31, 2026 and December 31, 2025, and changes during the period/year then ended are as follows:

	Period ended March 31, 2026		Year ended December 31, 2025
	Options	Weighted average exercise price	Options	Weighted average exercise price
	#	$	#	$
Options outstanding, beginning of period/year	806,061	0.59	528,283	0.69
Granted	204,040	0.59	277,778	0.39
Expired	(202,020)	0.89	–	–
Options outstanding, end of period/year	808,081	0.52	806,061	0.59

In accordance with the Company’s material accounting policy, upon the expiry of stock options the original fair value recognized on vesting of the stock options is retained within reserves, and not reclassified.

As at March 31, 2026, the Company has stock options outstanding and exercisable as follows:

Options	Options	Exercise		Weighted average
outstanding	exercisable	price	Expiry date	remaining life
#	#	$		(years)
25,253	25,253	0.69	January 16, 2028	1.80
73,737	73,737	0.59	August 24, 2032	6.41
227,273	227,273	0.59	October 12, 2032	6.54
277,778	277,778	0.39	June 12, 2035	9.21
204,040	204,040	0.59	March 19, 2036	9.98
808,081	808,081	0.52		8.16

During the three months ended March 31, 2026, 204,040 options were granted to directors of the Company with a weighted average exercise price of $0.59 each expiring on March 19, 2036 which vested immediately. The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 214%, no dividend yield, and a risk-free interest rate – 4%. The fair value is particularly impacted by the Company’s stock price volatility, determined using stock price data from the previous ten years. Using the above assumptions, the fair value of options granted during the three months ended March 31, 2026, was approximately $0.49 per option, for an aggregate total of $100,936.

During the year ended December 31, 2025, options were granted to directors and consultants of the Company with a weighted average exercise price of $0.50 each expiring on June 12, 2035 which vested immediately. The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 145%, no dividend yield, and a risk-free interest rate – 4%. The fair value is particularly impacted by the Company’s stock price volatility, determined using stock price data from the previous ten years. Using the above assumptions, the fair value of options granted during the year ended December 31, 2025, was approximately $0.30 per option, for an aggregate total of $121,524.

The total share-based payment expense (within general and administrative expenses) for the three months ended March 31, 2026, was $100,936 (2025 - $nil) which represents stock options that vested during the period.

Warrants

As an incentive to complete private placements, the Company may issue units which include common shares and common share purchase warrants.

Prior to January 1, 2026, share purchase warrants that were not classified as share-based payments were classified as a derivative liability under the principles of IFRS 9, Financial Instruments. As the exercise price of the share purchase warrants were fixed in CAD and the functional currency of the Company was the USD, the share purchase warrants were considered a derivative liability in accordance with IAS 32, Financial Instruments: Presentation as a variable amount of cash in the Company’s functional currency would be received upon exercise. Accordingly, the Company’s warrant liability presented as at December 31, 2025 and January 1, 2025, was remeasured to fair value at each reporting date using the Black-Scholes option pricing model.

A summary of the Company’s warrants as at March 31, 2026 and December 31, 2025, and changes during the period/year then ended are as follows:

	Period ended March 31, 2026		Year ended December 31, 2025
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrant liability
	#	$	#	$	$
Warrants outstanding, beginning of period/year	3,926,930	0.99	3,665,657	1.06	857,250
Issued - unit offerings	–	–	2,578,188	0.91	1,201,281
Issued - finders' warrants	–	–	284,095	0.94	–
Expired	–	–	(2,601,010)	1.01	(310,494)
Fair value adjustment for warrants outstanding	–	–	–	–	84,154
Options outstanding, end of period/year	3,926,930	0.99	3,926,930	0.99	1,832,191

As at March 31, 2026, the Company had warrants outstanding and exercisable as follows:

Warrants	Exercise		Weighted average
outstanding	price	Expiry date	remaining life
#	$		(years)
48,485	1.19	October 25, 2026	0.57
606,061	1.19	October 24, 2027	1.57
326,263	1.19	December 3, 2027	1.68
1,601,005	0.89	December 4, 2027	1.68
192,320	0.89	December 4, 2027	1.68
445,286	0.89	December 12, 2027	1.70
364,119	0.89	December 18, 2027	1.72
43,290	0.89	December 18, 2027	1.72
132,323	1.19	December 23, 2027	1.73
167,778	1.19	June 30, 2028	2.25
3,926,930	0.99		1.68